STOCKHOLDERS' EQUITY	15 Months Ended
Sep. 30, 2011
STOCKHOLDERS' EQUITY [Text Block]

8. STOCKHOLDERS’ EQUITY

mPhase initially authorized capital of 50,000,000 shares of common stock with no par value. On February 23, 2000, the Board of Directors proposed, and on May 22, 2000 the shareholders approved, an increase in the authorized capital to 150,000,000 shares of common stock. On June 15, 2004, a Special Meeting of Shareholders of the Company approved a proposal by the Company to amend the Company’s Certificate of Incorporation under New Jersey law to increase the authorized shares of common stock from 150 million to 250 million shares and change the par value of all shares of common stock from no par to $0.01 par stock. Effective June 2005, June 2006, and June 2008, the Company received authorization to increase the number of authorized shares to 500 million, 900 million and 2 billion, respectively. A further increase in the number of authorized shares of common stock to 6 billion was approved at a Special Meeting of Shareholders of the Company held on June 29, 2011.

Long Term Convertible Debentures / Note Receivable / Debt Discount and related Interest

The Company has entered into eleven separate convertible debt arrangements with activity through and as of June 30, 2010 and June 30, 2011 with independent investors, and seven arrangements with activity through and as of September 30, 2011, included in our balance sheets for those dates under the caption“OTHER OBLIGATIONS CONVERTIBLE TO EQUITY”.

General

The economic substance of convertible debt arrangements entered into beginning December 2007 was to provide the Company with needed liquidity to supplement the private equity markets.

The form of the transaction generally involves the following:

  The receipt of cash.
  The issuance of a note payable from mPhase.
  The issuance of a note receivable due to mPhase.
  A Securities Purchase Agreement.
  The note payable contains conversion features which permit the holder to convert debt into equity. Such debt is eligible to be converted into the Company’s common stock immediately, thus requiring the recording of the entire liability upfront. Finally, to encourage conversion, a discount from market value is offered.
  The aggregate amount of notes payable exceeds the amount of cash received. As "Consideration" for this difference the Company takes back a secured note receivable. Security is generally liquid investments of the investor.
  The note receivable provides a commitment to fund mPhase. The notes are secured and collateralized and carry terms which are different from the related note payable and no right of offset exists.

A summary of our arrangements for notes payable and notes receivable under convertible debt and debenture agreements with activity through and as of June 30, 2010 and June 30, 2011 is as follows:

Arrangement #1 (Golden Gate Investors)

In December, 2007, the Company received proceeds of $500,000 under a Securities Purchase Agreement. This transaction involves three related agreements: 1) a Securities Purchase Agreement, dated as of December 11, 2007, which may under certain circumstances permit the Company to draw up to $1.5 million of funds; 2) a convertible debenture in the amount of $1.5 million, with an interest rate of 7 ¼% and a maturity date of December 11, 2010; and 3) a secured note receivable in the amount of $1.0 million, with an interest rate of 8 ¼ % and a maturity date of February 1, 2011 due from the holder of the convertible debenture. In March of 2009, by mutual consent of the parties, the Securities Purchase Agreement was terminated. Total draws under this facility were $1.5 million.

As of June 30, 2008 $950,000 was included in notes receivable under this arrangement. During FYE 2009, $1,365,000 of such debt was converted into 74,368,943 shares of common stock and the Company received a total of $950,000 under the provisions of the related note receivable. As of June 30, 2009 all notes receivable had been paid and all debt converted. No further obligations exist by either party.

Arrangement #2 ( St. George Investments, LLC)

In February 2008, the Company entered into a convertible debenture transaction which involved the receipt of $500,000 cash, a note payable of $550,000 and the issuance of 3,250,000 shares of stock. The relative fair value of the shares was $105,000. The terms of the debenture provide for a 7.5% interest rate, a due date of February 2012 and conversion privileges equal to 75% of the three lowest trading price over the 20 day period prior to conversion. During FYE 2009, $614,209 of such debt and related interest was converted into 60,536,482 shares of common stock. As of June 30, 2009, all debt had been converted and no further obligation exists by either party.

Arrangement #3 (JMJ Financial, Inc.)

In April, 2008, the Company received proceeds of $300,000 under a Securities Purchase Agreement. This transaction involves three related agreements: 1) a Securities Purchase Agreement which may under certain circumstances permit the Company to draw up to $1,000,000 of funds; 2) two convertible debentures totaling $1,450,000, with a one-time interest factor of 12% ($132,000) and a maturity date of March 25, 2011; and 3) a secured note receivable in the amount of $1.0 million, with a onetime interest factor of 13.2 % and maturity dates of March 25, 2012 due from the holders of the convertible debentures. The note receivable is collateralized by $1 million of Blue Chip Stocks. Conversion of outstanding debentures into common shares is at the option of the holder. The number of shares into which this debenture can be converted is equal to the dollar amount of the debenture divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

As of June 30, 2008, $1,000,000 was included in notes receivable under this arrangement. During FYE 2009, $964,250 of such debt and related interest was converted into 100,951,309 shares of common stock. In addition, the Company received $650,000 cash payments of the note receivable. As of June 30, 2009, the face value of the note receivable was $350,000 plus interest of $132,000 included in other current assets and the note payable was $527,750 plus interest of $132,000 included in accrued expenses and an FMV adjustment of $115,801. As of June 30, 2010 both the note receivable and note payable were converted in full and funded in full.

Arrangement #4 (JMJ Financial, Inc.)

On December 31, 2008, the Company entered into a second agreement with JMJ Financial. This transaction involves: 1) a convertible debenture in the amount of $1.1 million, plus a one-time interest factor of 12% ($132,000) and a maturity date of December 31, 2011, and 2) a secured note receivable in the amount of $1.0 million, plus a one-time interest factor of 13.2% ($132,000) and maturity date of December 31, 2012 due from the holder of the convertible debentures. Conversion of outstanding debentures into common shares is at the option of the holder. The number of shares into which this debenture can be converted is equal to the dollar amount of the debenture divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

As of June 30, 2009, $1,000,000 was included in notes receivable under this arrangement. During FYE 2010 the Company collected the $1,000,000 note receivable plus $132,000 of accrued interest on this note. The FMV addition to this debt during FYE 2010 was $307,899.On June 30, 2009 the derivative value of this security was calculated to be $444,552. During the year ended June 30, 2010, amortization of debt discount amounted to $508,821 reducing the debt discount balance also to zero.

Arrangement #5 (LaJolla Cove Investors, Inc.)

On Sept 11, 2008, the Company received proceeds of $200,000 under a Securities Purchase Agreement. This transaction involves three related agreements: 1) a Securities Purchase Agreement which may under certain circumstances permit the Company to draw up to $2,000,000 of funds; 2) a convertible debenture totaling $2,000,000, with an interest rate of 7 1/4% and a maturity date of September 30, 2011; and 3) a secured note receivable in the amount of $1,800,000, with an interest rate of 8 1/4% and maturity dates of September 30, 2011 due from the holders of the convertible debentures. In addition, the holder of the debenture is related to the holder in Arrangement #1. Conversion of outstanding debentures into common shares is similar to the terms of Arrangement #1. As of FYE 2009, $190,000 of debt was converted into 21,714,285 shares of common stock. On June 30, 2009 and June 30, 2010 the note receivable balance was $1,800,000, the note payable was $1,810,000 and the FMV addition $387,228 for which the Company recorded a reserve for utilization against each of $600,000. As of June 30, 2010, the derivative value of this security was calculated to be $1,114,768.

On March 16, 2011, the holder and the Company entered into a termination agreement whereby $1,800,000 of the principal of both the note receivable and the convertible debenture, plus $90,291 in accrued interest receivable and $84,175 in accrued interest payable, was cancelled. Additionally in connection with the termination, the Company paid the holder $17,000 and assigned to a consultant engaged by the Company the unconverted portion of the convertible debenture in the amount of $10,000 which had been fully funded in cash and which remained outstanding at March 31, 2011 and the derivative value of the remaining security was calculated to be $3,468 As of June 30, 2011, this value was calculated to be $3,442. During the year ended June 30, 2011, amortization of debt discount amounted to $282,774, reducing the balance to $0.

Arrangement #6 (JMJ Financial, Inc.)

On August 19, 2009, the Company issued a 12% convertible note maturing on August 10, 2012 in the principal amount of $1,870,000 to JMJ Financial for a purchase price of $1,700,000. The Company initially received $250,000 in cash as partial payment of the purchase price for the convertible note plus a 13.2% secured promissory note maturing on August 10, 2012 in the amount of $1,450,000. As of June 30, 2010, the Company has received a total of $1,523,500 cash and has issued 109,920,635 shares of common stock to the holder upon conversions. The remaining $570, 900 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock . The number of shares into which this convertible note can be converted is equal to the dollar amount of the debenture divided by 75% of the lowest trading price during the 20 day trading period prior to conversion. Based upon the price of the Company’s common stock on June 30, 2010 of $.0162 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 46,987,654 shares of common stock. At the commitment date, the derivative value of the embedded conversion feature of such security was $1,080,395 and the debt discount was valued at $1,250,395. As of June 30, 2011, this value was calculated to be $0. During the year ended June 30, 2011, the holder converted $346,501 of principal and $224,400 of interest into 66,172,223 shares of common stock and amortization of debt discount amounted to $222,081, reducing the balance to $0.

Arrangement #7 (JMJ Financial, Inc.)

On September 30, 2009, the Company issued a 12% convertible note maturing on September 23, 2012 in the principal amount of $1,200,000 to JMJ Financial for a purchase price of $1,100,000. The Company initially received $150,000 in cash as partial payment of the purchase price for the Convertible Note plus a 13.2% secured promissory note maturing on August 10, 2012 in the amount of $950,000. Through June 30, 2011the Company has received a total of $1,200,000 of principle and $144,000 of interest for full funding of the purchase price of this note. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock .The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trading price during the 20 day trading period prior to conversion.

Based upon the price of the Company’s common stock on June 30, 2010 of $.0162 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 110,617,784 shares of common stock.

At the commitment date, the derivative value of the embedded conversion feature of such security was $480,000 and the debt discount was valued at $580,000. As of June 30, 2011, this value was calculated to be $0. During the twelve months ended June 30, 2011, the holder converted $1,200,000 of principle and $144,000 of interest into 240,722,223 shares of common stock and the amortization of debt discount amounted to $386,668, reducing the debt and debt discount balances to $0.

Arrangement #8 (JMJ Financial, Inc.)

On November 17, 2009, the Company received a total of $186,000 of proceeds in connection with a new financing agreement with JMJ Financial. This transaction consists of the following: 1) a convertible note in the amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of September 23, 2012 and (2) a secured promissory note in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000 each) and a maturity date of September 23, 2012 due from the holder of the convertible note. Conversion of outstanding principal into shares of common stock is at the option of the holder. The number of shares into which this note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

To date the Company has received a total of $639,500 in cash and has issued 10,000,000 shares of common stock to the holder upon conversions of $33,750. The remaining $604,600 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock . Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 222,142,857 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder are presently negotiating potential amendments to this agreement, and funding and conversions have not occurred since April, 2011. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 115,380,952 shares of common stock. At the commitment date, the derivative value of the embedded conversion feature of such security was $536,000 and the debt discount was valued at $636,000. As of June 30, 2011, this value was calculated to be $472,773. During the year ended June 30, 2011, the holder converted $33,750 of principal into 10,000,000 shares of common stock and amortization of debt discount amounted to $412,332, reducing the debt discount balance to $100,000.

Arrangement #9 (JMJ Financial, Inc.)

On December 15, 2009, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the amount of $1,500,000 plus a one-time interest factor of 12% ($180,000) and a maturity date of December15, 2012 and (2) a secured promissory note in the amount of $1,400,000 plus a one-time interest rate factor of 13.2% ($180,000 ) and a maturity date of December 15, 2012 due from the holder of the convertible note. To date the Company has received a total of $300,000 cash and has issued no shares of common stock to the holder upon conversions. The remaining $1,280,000 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock. The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 285,714,286 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder are presently negotiating potential amendments to this agreement, and funding and conversions have not occurred since April, 2011. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 38,095,238 shares of common stock..At the commitment date, the derivative value of the embedded conversion feature of such security was $542,714 and the debt discount was valued at $642,714. As of June 30, 2011, this value was calculated to be $607,994. During the year ended June 30, 2011, amortization of debt discount amounted to $418,552, reducing the balance to $100,000.

Arrangement #10 (JMJ Financial, Inc.)

On April 5, 2010, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the principal amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of December 15, 2012, and (2) a secured promissory note from the holder of the convertible note in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000 each) and a maturity date of December 15, 2012. To date the Company has received a total of $100,000 cash and has issued no shares of common stock to the holder upon conversions. The remaining $1,144,000 of cash to be received from the holder plus accrued and unpaid interest is convertible into shares of common stock at the option of the holder. Upon receipt, in full, of cash by the Company equaling the purchase price of the convertible note plus interest or any portion thereof payable through maturity, the holder may convert such portion of the total amount of interest funded that would accrue to maturity into additional shares of common stock .The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 228,571,429 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder are presently negotiating potential amendments to this agreement, and funding and conversions have not occurred since April, 2011. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 19,047,619 shares of common stock. At the commitment date, the derivative value of the embedded conversion feature of such security was $421,891 and the debt discount was valued at $521,891. As of June 30, 2011, this value was calculated to be $486,795. During the year ended June 30, 2011, amortization of debt discount amounted to $378,761, reducing the balance to $100,000.

Arrangement #11 (J. Fife)

On March 5, 2010, the Company entered into an new financing agreement with J. Fife that consist of a convertible note issued by the Company in the principal amount of $550,000 bearing interest at 7.5% per annum in which the Company received $495,000 cash up front. The Convertible Note has a maturity date of one year from the date of issuance. In addition, the Company had committed to issue in the future 2 additional promissory notes each in the principal amount of $275,000 each with an interest rate of 7.5% each upon the receipt of $250,000 of cash funding in exchange for such notes. The issuance of each of such notes was expected to take place upon the full conversion of the holder of its previous note into common stock of the Company. As of June 30, 2011, the 2 additional promissory notes are expected to be cancelled as part of a new extension and forbearance agreement the Company is presently renegotiating with the holder. Conversion of each of the Convertible Notes into common stock of the Company is at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion. At the time of the transaction (March 5, 2010) the derivative value of this security was calculated to be $193,767 and the debt discount was valued at $243,767. As of June 30, 2010 and 2011, this liability was estimated to be $396,291 and $78,059, respectively, creating a non-cash credit to earnings of $318,232 in fiscal 2011. During the year ended June 30, 2011, the holder converted $398,245 of principal into 65,280,866 shares of common stock and amortization of debt discount amounted to $ 227,621, reducing the balance of the debt discount to $0.

On October 22, 2010, the Company entered into a Forbearance Agreement with this convertible note holder in which the lender agreed not to convert any additional amounts under the convertible notes until January 15, 2011, in exchange for increasing the original principal amount of those notes by 10% from $550,000 to $605,000 resulting in a charge of $55,000 for debt extension fees corresponding with the addition to the note principal. At the time of the October 22, 2010 transaction, the embedded conversion feature of this security for this incremental liability and loan discount was calculated to be $20,005. On June 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for June 30, 2011, this estimated liability decreased to $15,556; a decrease for the period from October 22, 2010 through June 30, 2011 of $4,449, creating a non-cash credit to earnings for the period ended June 30, 2011 of that amount. During the same period ended June 30, 2011, amortization of debt discount amounted to $20,005 reducing the balance to $0. Also, as of June 30, 2011, $30,000 of additional interest was accrued and $28,000 intervention fees were added to principle on the original note, consistent with the terms of a new extension and forbearance agreement the Company is presently renegotiating with the holder. This note which was originally scheduled to mature March 4, 2011 is expected to be extended to June 30, 2012. These increases in the convertible note will also be convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion. Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share, the holder could convert the remaining principal amount plus interest of this convertible note into approximately 55,845,329 shares of common stock

The following table summarizes notes receivable under convertible debt and debenture agreements as of June 30, 2010 and June 30, 2011:

	June 30, 2010	June 30, 2011
	Amount	Amount
Arrangement #5- LaJolla Cove Investors, Inc.	$1,800,000	$-
less: reserve for utilization -LaJolla Cove Investors, Inc	$(600,000)	$-
Arrangement #7 - JMJ Financial, Inc	$950,000	$-
Arrangement #8 - JMJ Financial, Inc	$914,000	$-
Arrangement #9 - JMJ Financial, Inc	$1,100,000	$-
Arrangement #10 - JMJ Financial, Inc	$1,000,000	$-
total notes receivable	$5,164,000	$-
less: current portion, expected to be drawn within a year	$(2,700,000)	$-
Notes Receivable-long term portion	$2,464,000	$-

The following table summarizes notes payable under convertible debt and debenture agreements as of June 30, 2010 and June 30, 2011:

	June 30, 2010		June 30, 2011
	Amount		Amount
Arrangement #5- LaJolla Cove Investors, Inc.	$1,810,000	(**1 )	10,000
less: reserve for utilization -LaJolla Cove Investors, Inc	$(600,000)		$-
Arrangement #6 - JMJ Financial, Inc	$346,500		$-
Arrangement #7 - JMJ Financial, Inc	$1,200,000		$-
Arrangement #8 - JMJ Financial, Inc	$1,200,000		$705,750
Arrangement #9 - JMJ Financial, Inc	$1,500,000		$400,000
Arrangement #10 - JMJ Financial, Inc	$1,200,000		$200,000
Arrangement #11 - J. Fife	$550,000	(**2 )	234,755
total notes payable	$7,206,500		$1,550,505
less: unamortized debt discount	$(2,628,790)		$(300,000)
Convertible Notes payable-long term portion	$4,577,710		$1,250,505

(**1) INCLUDES BALANCE DUE TO ASSIGNEE SUBSEQUENT TO SETTLEMENT OF MARCH 17, 2011
(**2) INCLUDES INCREMENTAL LIABILITY SUBSEQUENT TO AMENDMENT DATED OCTOBER 22, 2010

A summary of our arrangements for notes payable and notes receivable under convertible debt and debenture agreements with activity from July1, 2010 to and as of September 30, 2011 is as follows:

Arrangement #1(La Jolla Cove Investors, Inc.)

On Sept 11, 2008, the Company received proceeds of $200,000 under a Securities Purchase Agreement from La Jolla Cove Investors, Inc. This transaction involves three related agreements: 1) a Securities Purchase Agreement which may under certain circumstances permit the Company to draw up to $2,000,000 of funds, 2) a convertible debenture totaling $2,000,000, with an interest rate of 7 1/4% and a maturity date of September 30, 2011, and 3) a secured note receivable in the amount of $1,800,000 with an interest rate of 8 1/4% and maturity date of September 30, 2011 due from the holder of the convertible debenture.

Conversion of outstanding debentures into common shares is at the option of the holder at a price equal to the dollar amount of the debenture divided by the lesser of $.35 per share or 80% of the three lowest volume weighted average prices during a 20 day trading period. At the time of the transaction (September 11, 2008), the derivative value of this security was calculated to be $1,176,471. On June 30, 2011, the derivative value of this security was calculated to be $3,468.

On March 16, 2011, the holder and the Company entered into a termination agreement whereby $1,800,000 of the principal, for both the note receivable and the convertible debenture, plus $90,291 in accrued interest receivable and $84,175 in accrued interest payable, was cancelled. Additionally in connection with the termination, the Company paid the holder $17,000 and assigned to a consultant engaged by the Company the unconverted portion of the convertible debenture in the amount of $10,000, which had been fully funded in cash and which was converted in full together with accrued interest of $500 for 2,560,976 shares of common stock during the quarter ended September 30, 2011 and as of September 30, 2011, this convertible note has been satisfied in full.

Arrangement #2 (JMJ Financial, Inc.)

On November 17, 2009, the Company received a total of $186,000 of proceeds in connection with a new financing agreement with JMJ Financial. This transaction consists of the following: 1) a convertible note payable in the amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of September 23, 2012, and (2) a secured promissory note receivable in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000 each) and a maturity date of September 23, 2012 due from JMJ Financial. Conversion of outstanding principal into shares of common stock is at the option of the holder. The number of shares into which this note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion.

At the commitment date, the derivative value of the embedded conversion feature of such security was $536,000 and the debt discount was valued at $636,000. As of June 30, 2011, this value was calculated to be $472,773. During the year ended June 30, 2011 the holder converted $33,750 of principal into 10,000,000 shares of common stock and amortization of debt discount amounted to $412,332, reducing the debt discount balance to $100,000. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability had decreased to $235,517, a decrease this period of $237,206, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011, the Company reduced the note payable and debt discount by $42,000 in proportion with the amount funded to the total original funding commitment and amortization of debt discount amounted to $11,600 reducing the balance to $43,400. Also during the three months ended September 30, 2011 $54,456 of principle was converted into 14,187,500 shares of common stock. As of September 30, 2011, this convertible note has $609,294 outstanding.

Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 222,142,857 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated. Based upon the price of the Company’s common stock on September 30, 2011 of $.0047 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 277,948,500 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder negotiated amendments to this agreement, and funding and conversions did not occur between April, 2011 and September, 2011, when the agreement was revised to have a floor conversion price of $.0040. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 115,380,952 shares of common stock. Based upon the price of the Company’s common stock on September 30, 2011, the net liability of this note is convertible into approximately 152,323,500 shares of common stock.

Arrangement #3 (JMJ Financial, Inc.)

On December 15, 2009, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the amount of $1,500,000 plus a one-time interest factor of 12% ($180,000) and a maturity date of December15, 2012, and (2) a secured promissory note receivable in the amount of $1,400,000 plus a one-time interest rate factor of 13.2% ($180,000 ) and a maturity date of December 15, 2012 due from JMJ Financial. The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. To date the Company has received a total of $300,000 cash and has issued no shares of common stock to the holder upon conversions.

At the time of the transaction, the derivative value of the embedded conversion feature of this security was calculated to be $542,714. As of June 30, 2011, this value was calculated to be $607,994. During the year ended June 30, 2011 amortization of debt discount amounted to $418,552, reducing the debt discount balance to $100,000. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability had decreased to $317,753, a decrease this period of $290,241, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011, the Company reduced the note payable and debt discount by $79,000 in proportion with the amount funded to the total original funding commitment and amortization of debt discount amounted to $3,600 reducing the balance to $17,400. As of September 30, 2011, this convertible note has $321,000 outstanding.

Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 285,714,286 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated. Based upon the price of the Company’s common stock on September 30, 2011 of $.0047 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 375,000,000 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder negotiated amendments to this agreement, and funding and conversions did not occur between April, 2011 and September, 2011, when the agreement was revised to have a floor conversion price of $.0040. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 38,095,238 shares of common stock. Based upon the price of the Company’s common stock on September 30, 2011, the net liability of this note is convertible into approximately 80,250,000 shares of common stock.

Arrangement #4 (JMJ Financial, Inc.)

On April 5, 2010, the Company entered into a new financing agreement with JMJ Financial that consists of the following: 1) a convertible note issued by the Company in the principal amount of $1,200,000 plus a one-time interest factor of 12% ($144,000) and a maturity date of December 15, 2012, and (2) a secured promissory note receivable from JMJ Financial in the amount of $1,100,000 plus a one-time interest rate factor of 13.2% ($144,000) and a maturity date of December 15, 2012. The number of shares into which this convertible note can be converted is equal to the dollar amount of the note divided by 75% of the lowest trade price during the 20 day trading period prior to conversion. To date the Company has received a total of $100,000 cash and has issued no shares of common stock to the holder upon conversions.

At the time of the transaction, the derivative value of the embedded conversion feature of this security was calculated to be $421,891 and at June 30, 2011, the estimated liability was calculated to be $486,795. During the year ended June 30, 2011 amortization of debt discount amounted to $378,761, reducing the debt discount balance to $100,000. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability had decreased to $254,203, a decrease this period of $232,592, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011, the Company reduced the note payable and debt discount by $91,000 in proportion with the amount funded to the total original funding commitment and amortization of debt discount amounted to $1,543 reducing the balance to $7,457. As of September 30, 2011, this convertible note has $109,000 outstanding.

Based upon the price of the Company’s common stock on June 30, 2011 of $.0073 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 228,571,429 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated. Based upon the price of the Company’s common stock on September 30, 2011 of $.0047 per share the holder could convert the remaining principal amount plus interest of this convertible note into approximately 300,000,000 shares of common stock at the full contract value; of which the derivative liability associated with this arrangement is calculated.

The Company and the holder negotiated amendments to this agreement, and funding and conversions did not occur between April, 2011 and September, 2011, when the agreement was revised to have a floor conversion price of $.0040. For accounting purposes the note receivable has been fully reserved, and the liability is recorded, when netted against the debt discount and cumulative conversions, at the amount funded. Based upon the price of the Company’s common stock on June 30, 2011, the net liability of this note is convertible into approximately 19,047,619 shares of common stock. Based upon the price of the Company’s common stock on September 30, 2011, the net liability of this note is convertible into approximately 27,250,000 shares of common stock.

Arrangement #5 (J. Fife)

On March 3, 2010, the Company entered into a financing agreement with J. Fife that consisted of a convertible note issued by the Company in the principal amount of $550,000 bearing interest at 7.5% per annum in which the Company received $495,000 cash up front. The convertible note has a maturity date of 4 years from the date of issuance. In addition, the Company has committed to issue in the future 2 additional promissory notes each in the principal amount of $275,000, each with an interest rate of 7.5% and each upon the receipt of $250,000 of cash funding in exchange for such notes. The issuance of each of such notes is expected to take place upon the full conversion by the holder of its previous note into common stock of the Company. Conversion of each of the convertible notes into common stock of the Company is at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion.

At the time of the transaction, the embedded conversion feature of this security was calculated to be $193,767 and the loan discount totaled $243,767 and at June 30, 2011, the estimated liability was calculated to be $78,065 and the debt discount had been amortized to $0. Also during the year ended June 30, 2011 approximately $30,000 of additional interest and $28,000 of intervention fees were added to the note balance for exceeding the first anniversary and the curtailment of conversions in April, 2011. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011 and conversions during the period this estimated liability had decreased to $28,069, a decrease this period of $49,996, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount.

On October 22, 2010 the Company entered into a Forbearance Agreement with holder J. Fife in which J. Fife agreed not to convert any additional amounts under the convertible notes until January 15, 2011 in exchange for increasing the original principal amount of those notes by 10% from $550,000 to $605,000. This increase in the convertible notes is also convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion.

At the time of the transaction, the embedded conversion feature of this security for this incremental liability and loan discount was calculated to be $20,005 and at June 30, 2011, the estimated liability was calculated to be $15,556 and the debt discount had been amortized to $0. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011, this estimated liability decreased to $11,651, a decrease for the period from June 30, 2011 through September 30, 2011 of $3,905 creating a non-cash charge to earnings for the quarter ended September 30, 2011 of that amount.

On September 13, 2011 the Company entered into a second Forbearance Agreements with John Fife restructuring the investment. Under the terms of the Forbearance Agreement the agreed principal and accrued interest amount of the Convertible Note outstanding was $328,000 and the two additional promissory notes were cancelled. The Convertible Note which originally scheduled to mature March 4, 2011was extended until June 30, 2012 and a floor of $.0040 was put in the conversion price feature. Increases in the principal amount of the convertible note are also be convertible into common stock of the Company at the option of the holder at a price equal to the dollar amount of the note being converted divided by 75% of the three lowest volume weighted average prices during the 20 day trading period immediately preceding the date of conversion. During the three months ended September 30, 2011 $47,250 of principle was converted into 10,000,000 shares of common stock.

As of September 30, 2011, this convertible note has a total of $187,505 of principle and $93,245 of accrued interest outstanding, convertible into 46,876,218 shares of common stock.

Arrangement #6 (J. Wright)

On August 11, 2011 the Company issued to Jay Wright a Convertible Note plus a Warrant in a Private Placement pursuant to Section 4(2) of the Securities Act of 1933 and received $25,000 in gross proceeds. The instrument is in the principal amount of $25,000 and matures on February 11, 2011. Interest only is payable at the rate of 1% per month by the Company to the holder until maturity. The Convertible Note may be converted into common stock of the Company at $.0068 per share, provided, however, such price may be adjusted downward if the Company issues any common stock below such price. The Warrant gives the holder the right for a period of 5 years to purchase up to 3,676,471 shares of the Company’s common stock also at $.0068 per share subject also to a downward adjustment to provide anti-dilution protection.

All proceeds received in connection with the above financing have been used by the Company as working capital.

At the time of the transaction, the embedded conversion feature of this security and the warrant was calculated to be $4,660 and the loan discount totaled the same. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011 and conversions during the period this estimated liability had increased to $8,411, an increase this period of $3,751, creating a non-cash charge to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011 amortization of debt discount amounted to $1,306 reducing the balance to $3,354.

As of September 30, 2011, this convertible note has $25,000 of principle and $400 of accrued interest outstanding, convertible into 6,250,000 shares of common stock.

A rrangement #7 (St. George Investments)

On September 13, 2011, the Company issued a second Convertible Note to John Fife founder and president of St. George Investments, in a Private Placement pursuant to Section 4(2) of the Securities Act of 1933. The initial principal amount of the first funded tranche of the Convertible Note was $357,500 and the Company received cash proceeds of $300,000. A second tranche of the Convertible Note in the amount of $200,000 cash is funded upon the filing by the Company of a Registration Statement on Form S-1 with the Securities and Exchange Commission providing for the registration of 185,400,000 shares of common stock that may be converted into from time to time by the holder of the Convertible Note. The instrument is convertible into the Company’s common stock at 75% of the volume weight average price of the stock based upon the average of the three lowest trading days in the 20 day trading period immediately preceding such conversion. Absent an effective Registration Statement, the holder of the Convertible Note may not sell any common stock prior to 6 months from the date of funding of each of the respective tranches of such instrument under Rule 144 of the Securities Act of 1933.

All proceeds received in connection with the above financing have been used by the Company as working capital.

At the time of the transaction, the embedded conversion feature of this security and the warrant was calculated to be $137,481 and the loan discount totaled 194,981. On September 30, 2011, given the changes in the Company’s stock price during the 20 day look-back period for September 30, 2011 and conversions during the period this estimated liability had decreased to $97,614, a decrease this period of $39,868, creating a non-cash credit to earnings for the three months ended September 30, 2011 of that amount. During the three month period ended September 30, 2011 amortization of debt discount amounted to $10,993 reducing the balance to $183,987. As of September 30, 2011, this convertible note has $357,500 of principle and $1,250 of accrued interest outstanding, convertible into 95,016,611 shares of common stock.

The following table summarizes notes payable under convertible debt and debenture agreements as of June 30, 2011 and September 30, 2011 (unaudited):

	June 30, 2011	September 30, 2011
		(unaudited)
	Amount	Amount
Arrangement #1- LaJolla Cove Investors, Inc. (…1)	$10,000	$-
less: reserve for utilization -LaJolla Cove Investors, Inc	$-	$-
Arrangement #2 - JMJ Financial, Inc	$705,750	$609,294
Arrangement #3 - JMJ Financial, Inc	$400,000	$321,000
Arrangement #4 - JMJ Financial, Inc	$200,000	$109,000
Arrangement #5 - J. Fife	$234,755	$187,505
Arrangement #6 - Jay Wright	$-	$25,000
Arrangement #7 - St. George Investments	$-	$357,500
total notes payable	$1,550,505	$1,350,701
less: unamortized debt discount	$(300,000)	$(258,598)
Convertible Notes payable-long term portion	$1,250,505	$1,092,103

During the three months ending September 30, 2011 and 2010, the following transactions impacted stockholders equity

Private Placements

During the three months ended September 30, 2011, the Company issued 20 million shares of its common stock in connection with private placements pursuant to Rule 506 of Regulation D of the Securities Act of 1933, as amended, raising gross proceeds of $80,000 and paying finder’s fees in the amount of $8,000. The proceeds were used by the Company as working capital.

During the three months ended September 30, 2010, the Company did not issue any shares of its common stock in connection with private placements.

Stock Based Compensation

During the three months ended September 30, 2011, the Company issued 1,035,000,000 shares of common stock to officers and directors, valued at $ 6,520,500, the entire amount of which is included general and administrative expenses in theConsolidated Statements of Operations for that period. Also during the three months ended September 30, 2011, the Company issued no shares of its common stock to consultants and the Board of Directors revised the exercise price of options to purchase up to 98,000,000 shares of common stock previously granted to officers inSeptember, 2008 (originally exercisable for 5 years with an exercise price of 5 cents per share). The exercise price of options to purchase up to 98,000,000 shares was revised to $.0040; the incremental cost of $339,700 was recorded as deferred compensation which will be amortized to expense through September 18, 2013.

During the three months ended September 30, 2010, the Company did not issue any stock-based compensation, warrants or options to officers or employees and issued 5,075,000 shares of its common stock to consultants valued at $62,945, the entire amount of which is included general and administrative expenses in theConsolidated Statements of Operations for that period.

Conversion of Debt Securities

During the three months ended September 30, 2011, $112,206 of convertible debt and accrued interest thereon was converted into 26,748,476 shares of common stock.

During the three months ended September 30, 2010, $650,587 of convertible debt and accrued interest thereon was converted into 72,133,538 shares of common stock.

During the fiscal year ending June 30, 2011, the following transactions impacted stockholders equity

Private Placements

During the fiscal year ended June 30, 2011, the Company received $ 265,500 of net proceeds from the issuance of 67,500,000 shares of common stock in private placements with accredited investors, which included $50,000 of stock subscriptions that were collected on July 6, 2011. The aggregate cost of such placements was $ 29,500.

Stock Based Compensation

The Company did not issue any awards of common stock or options to Officers, Directors or Employees during the fiscal year ended June 30, 2011.

Conversion of debt securities

During the fiscal year ended June 30, 2011, $ 2,346,896 of debt was converted into 382,175,312 shares of common stock to holders of Convertible Notes.

Reparations

The Company did not issue any shares to investors for reparations.

During the fiscal year ending June 30, 2010, the following transactions impacted stockholders equity

Private Placements

During the fiscal year ended June 30, 2010, the Company received $225,000 of net proceeds from the issuance of 30,666,667 shares of common stock in private placements with accredited investors. The aggregate cost of such placements was $25,000.

Stock Based Compensation

The Company did not issue any awards of common stock or options to Officers, Directors or Employees during the fiscal year ended June 30, 2010. The Company issued 1,575,000 shares of common stock to various vendors and consultants valued at a total of $34,313 based upon the market price of the common stock on various different dates to such persons during the period.

Conversion of debt securities

During the fiscal year ended June 30, 2010, $3,415,250 of debt was converted into 232,723,736 shares of common stock to holders of Convertible Notes. In addition the Company issued 26,666,667 shares of common stock to Microphase Corporation for the conversion of $200,000 of previously outstanding accounts payable at $.0075 per share. The price was based upon the price offered to investors in concurrent private placements with accredited investors during this period. The Company recorded an addition to interest expense on this beneficial conversion feature.

Reparations

On November 19, 2009, an investor received 1,700,000 shares of common stock valued at $35,530 for reparation of a prior investment of $50,000 for the issuance of 5,000,000 shares of common stock.

During the Fiscal Year Ended June 30, 2009 the following transactions impacted stockholders equity

Private Placements

During the quarter ended September 30, 2008, the Company issued 4,000,000 shares of its common stock at $.05 per share in private placements, generating net proceeds of $180,000. Related to this transaction was the issuance of 3,862,000 shares as reparations shares to effect re-pricing at a cost estimated to be $216,689.

No private placements occurred in the quarter ending December 31, 2008.

During the quarter ended March 31, 2009, the Company issued 35,000,000 shares of its common stock at $.01 per share in private placements generating net proceeds of $315,000. Related to these transactions was the issuance of 7,660,000 shares as reparations shares to effect re-pricing, costing an estimated $99,483.

During the quarter ended June 30, 2009, the Company issued 33,333,333 shares of its common stock at $.0075 per share in private placements generating gross proceeds of $225,000. Related to these transactions was the issuance of 2,000,000 shares as reparations shares to effect re-pricing, costing an estimated $64,000 and finder’s fees of $25,000.

Also during the quarter ended June 30, 2009, the Company issued 20,775,000 shares in settlement of $169,875 of prior promissory notes payable plus accrued interest and incurred a beneficial conversion of $114,500.

Stock Based Compensation

During the three months ended September 30, 2008, the Company issued 5 year options to purchase 104,675,000 shares of common stock at $.05 per share. The value of such options was estimated to be $4,071,348 using the Black Scholes method, based on an assumed volatility of 78% and an interest rate of 1.5% . In addition, 61,750,000 shares of common stock valued at $3,525,615 were issued to employees and consultants. (See note 3.)

No such transactions occurred in the quarters ending December 31, 2008 and March 31, 2009.

During the quarter ended June 30, 2009, the Company granted 3 officers of the Company the right to convert an aggregate of $1,465,992 of loans and accrued and unpaid compensation and accrued interest into common stock of the Company at a price of $.0075 per share.

Conversion of debt securities

During the fiscal year ended June 30, 2009, $3,303,333 of debt was converted into 278,346,019 shares of common stock. Included in this amount is $112,500 of notes payable to a related party which were sold to an investor for $112,500 cash and subsequently converted into 15,000,000 shares of the Company’s common stock valued at $.0075 per share. Additionally $57,375 of prior notes plus accrued interest outstanding was settled by the issuance of 5,775,000 shares of common stock. All other debt converted involved long term convertible debentures.

Reparations

During the year ended June 30, 2009, the Company issued certain shares to effect re-pricing of prior private placements and to induce new investments as summarized of the following table:

		REPARATION		PRIOR		NEW	NEW	TOTAL
DATE		SHARES	VALUE	INVESTMENT		INVESTMENT	INVESTMENT
							SHARES
9/30/2008	INVESTOR 1	3,862,000	$216,689	$1,000,000		$200,000	4,000,000	$216,689
3/25/2009	INVESTOR 2	7,660,000	$99,483	$520,000		$150,000	15,000,000	$99,483
4/15/2009	INVESTOR*3	1,000,000	$12,000	$1,126,723		$-	-	$12,000
5/15/2009	INVESTOR*3	1,000,000	$20,000	$-		$-	-	$20,000
6/15/2009	INVESTOR*3	1,000,000	$20,000	$-	$		-	$20,000
6/29/2009	INVESTOR 4	5,000,000	$64,000	$250,000		$50,000	5,000,000	$64,000
TOTALS		19,522,000	$432,172	$2,896,723		$400,000	24,000,000	$431,172

Note:	INVESTOR*3	3,000,000	$52,000					$52,000
REPARATION of INVESTOR 3 was for conversion of debt

BENEFICIAL CONVERSION FEATURE

In April 2009, the Board of Directors authorized the right for the officers to convert into shares of the Company’s common stock officers’ loans discussed in Note 9, plus accrued interest thereon, at any time for the next five years providing such shares are issued, outstanding and available, at a conversion price of $.0075. The officers’ notes plus accrued interest are convertible into approximately 116,763,169 shares of the Company’s common stock based upon the conversion terms at June 30, 2011 (see note 13).

Other Equity

During the years ended June 30, 2008 and 2009, the Company reevaluated warrants contracts to purchase 13,104,168 shares at fixed prices ranging from $.05 to $.15 per share originally issued during fiscal year ended June 30, 2008 pursuant to FASB Standards Codification Topic 815 (previously known as EITF 00-19). Such reevaluation was to review if the Company should record an additional derivative liability which would be recordable if the other convertible instruments the Company has outstanding, primarily the convertible debentures discussed above, would limit or prevent the Company from honoring the conversion of these fixed price warrants during their contract term. The evaluation was performed on a contract by contract basis on equity instruments subject to FASB Standards Codification Topic 815 (previously known as EITF 00-19), namely warrants discussed above and the convertible debenture agreements. The Company utilized a sequencing method prescribed by FASB Standards Codification Topic 815 (previously known as EITF 00-19), applying shares available to contracts with the earliest inception date first.

During the fiscal year ended June 30, 2008, the Company reclassified contracts for warrants to purchase 12,604,168 shares at fixed prices ranging from $.13 to $.15 per share to contingent liabilities. Contracts for warrants to purchase 11,111,112 shares of the Company’s common stock at $.14 per share were reclassified to permanent equity in May of 2009, and contracts for warrants to purchase 1,604,168 shares of the Company’s common stock at fixed prices ranging from $.13 to $.15 per share were reclassified to permanent equity in September, 2009. The liability was recorded at the fair market value, such estimated value, as restated, was based upon the contractual life of the free standing warrants, using the Black Sholes pricing model, based on the following weighted average assumptions: annual expected return of 0%, an average life of 5 years, annual volatility of 81% and a risk-free interest rate 2.25% . At the issuance date of the free standing warrants, which warrants were issued during the fourth quarter of fiscal June 30, 2008, the estimated value approximated $1,006,200 and, as recalculated on the quarterly measurement dates, at June 30, 2008 the estimated value approximated $433,300. During the fiscal year ended 2009, the estimated value was determined to no longer be material. The net change in the contingent liability was credited to the change in derivative value in the Consolidated Statement of Operations for each of the fiscal years ended June 30, 2008 and 2009 for $572,900 and $433,300, respectively, in accordance FASB Standards Codification Topic 815 (previously known as EITF 00-19).

Subsequent to September 30, 2009, the Company has not entered into, and presently the Company does not have, any have contracts for warrants or other equity instruments subject to reclassification to liabilities as prescribed by FASB Standards Codification Topic 815 (previously known EITF 00-19) until August 10, 2011 when it entered into a Convertible Note for $25,000 which concurrently provided the note holder a warrant and recorded an additional derivative liability for the warrant.

STOCK OPTIONS

A summary of the stock option activity for the years ended June 30, 2010 and 2011 pursuant to the terms of both plans, which include incentive stock options and non-qualified stock options, is set forth on the below:

	Number of	Weighed
	Options	Average
		Exercise
		Price
Outstanding at June 30, 2009	145,293,000	$0.11
Granted	0
Exercised	0
Cancelled/Expired	(7,775,000)	(0.25)
Outstanding at June 30, 2010	137,518,000	$.087
Granted	0
Exercised	0
Cancelled/Expired	(23,798)	(.21)
Outstanding at June 30, 2011	113,720,000	$$.063

The fair value of options granted in fiscal year ended June 30, 2009 was estimated as of the date of grant using the Black-Scholes stock option pricing model, based on the following weighted average assumptions: annual expected return of 0%, an average life of 5 years, annual volatility of 80.3% and a risk-free interest rate of 3.0% in the year 2009.

The following summarizes information about stock options outstanding at June 30, 2011:

RANGE OF EXERCISE	NUMBER	WEIGHTED	WEIGHTED	NUMBER	WEIGHTED
PRICE	OUTSTANDING	AVERAGE	AVERAGE	EXERCISABLE	AVERAGE
		REMAINING	EXERCISE		EXERCISE
		CONTRACTUAL	PRICE		PRICE
		LIFE
$.00-$.05	103,475,000	2.2	$.05	103,475,000	$.050
$.05-$.21	10,245,000.7		$.195	10,245,000	$.195
Totals				113,720,000	$.063

During the quarter ended & at September 30, 2011; options to purchase 3,635,000 & 110,085,000 shares; expired & remain outstanding.

WARRANTS

During the fiscal year ended June 30, 2011, the Company issued no warrants and warrants covering 83,711,665 shares of common stock expired. During the fiscal year ended June 30, 2010, the Company issued no warrants, and warrants covering 40,953,943 shares of common stock expired. As of June 30, 2011 and 2010, warrants covering 21,480,837 and 105,192,502 shares respectively remained outstanding with a weighted average exercise price of $ 0.063 and $0.21, respectively.

The following summarizes information about warrants outstanding at June 30, 2011:

	NUMBER	WEIGHTED	WEIGHTED	NUMBER	WEIGHTED
RANGE OF EXERCISE	OUTSTANDING	AVERAGE	AVERAGE	EXERCISABLE	AVERAGE
PRICE		REMAINING	EXERCISE		EXERCISE
		CONTRACTUAL	PRICE		PRICE
		LIFE
$.00-$.15	13,104,168	1.8	$.1350	13,104,168	$.1350
$16-$.21	8,376.669	.5	$.1816	8,376,669	$.1816
Total				21,480,837	$.1532

During the quarter ended & at September 30, 2011; warrants to purchase 3,676,471, 6,208,334 & 19,323,974 shares; were issued, expired & remain outstanding.